Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Property, plant, or equipment held under lease agreements	$ 3	$ 7
Long-term operating lease commitments	130	107
Long-term operating lease commitments expiration	These leases expire at various dates during the next 30 years
Rent expense	63	65	54
Purchase commitments	336
Purchase commitments due period	2019
Accrued legal fees	2	7
Range of possible loss, minimum	0
Range of possible loss, maximum	$ 44